Initial Public Offering (Details)			6 Months Ended	9 Months Ended
	Aug. 19, 2025 USD ($)	Aug. 13, 2025 $ / shares shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Aug. 15, 2025 $ / shares shares
Initial Public Offering [Line Items]
Number of shares in each unit			1	1
Number of public rights entitled for receiving each share or units			10	10
Proceeds from exercise of over-allotment option (in Dollars) | $				$ 22,500,000
IPO [Member]
Initial Public Offering [Line Items]
Number of units issued		15,000,000
Price per unit (in Dollars per share) | $ / shares		$ 10
Offering price per share (in Dollars per share) | $ / shares		$ 10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Price per unit (in Dollars per share) | $ / shares					$ 10
Option exercise					2,250,000
Proceeds from exercise of over-allotment option (in Dollars) | $	$ 22,500,000		$ 22,500,000
Class A Ordinary Share [Member]
Initial Public Offering [Line Items]
Number of units issued			17,250,000	17,250,000
Number of shares in each unit		1		1
Number of shares initial business combination			1	1
Class A Ordinary Share [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of shares in each unit		1
Number of shares initial business combination		1